Debt securities - Credit rating classified as Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Financial investments
Debt securities	$ 134,570	[1],[2]	$ 113,860
Other
Financial investments
Debt securities	18,259		14,445
AAA
Financial investments
Debt securities	8,754		7,682
AA+ to AA-
Financial investments
Debt securities	39,607		31,207
A+ to A-
Financial investments
Debt securities	28,171		24,005
BBB+ to BBB-
Financial investments
Debt securities	31,076		29,067
Operating segments | Asia insurance operations | Non-linked shareholder-backed
Financial investments
Debt securities	24,646		18,573
Operating segments | Asia insurance operations | Non-linked shareholder-backed | Other
Financial investments
Debt securities	2,304		1,455
Operating segments | Asia insurance operations | Non-linked shareholder-backed | Other | Government bonds
Financial investments
Debt securities	323		46
Operating segments | Asia insurance operations | Non-linked shareholder-backed | Other | Corporate bonds
Financial investments
Debt securities	1,610		1,246
Operating segments | Asia insurance operations | Non-linked shareholder-backed | Other | Other asset-backed securities
Financial investments
Debt securities	371		163
Operating segments | Asia insurance operations | Non-linked shareholder-backed | AAA
Financial investments
Debt securities	1,611		1,317
Operating segments | Asia insurance operations | Non-linked shareholder-backed | AAA | Corporate bonds
Financial investments
Debt securities	184		239
Operating segments | Asia insurance operations | Non-linked shareholder-backed | AA+ to AA-
Financial investments
Debt securities	6,050		4,524
Operating segments | Asia insurance operations | Non-linked shareholder-backed | AA+ to AA- | Corporate bonds
Financial investments
Debt securities	958		702
Operating segments | Asia insurance operations | Non-linked shareholder-backed | A+ to A-
Financial investments
Debt securities	6,293		4,734
Operating segments | Asia insurance operations | Non-linked shareholder-backed | A+ to A- | Corporate bonds
Financial investments
Debt securities	345		241
Operating segments | Asia insurance operations | Non-linked shareholder-backed | BBB+ to BBB-
Financial investments
Debt securities	4,639		3,738
Operating segments | Asia insurance operations | Non-linked shareholder-backed | BBB+ to BBB- | Corporate bonds
Financial investments
Debt securities	91		39
Operating segments | Asia insurance operations | Non-linked shareholder-backed | Below BBB- and unrated | Corporate bonds
Financial investments
Debt securities	$ 32		$ 25
Operating segments | Asia insurance operations | Non-linked shareholder-backed | Investment grade | Government bonds
Financial investments
Percentage of credit rating category of debt securities	99.70%		92.00%
Operating segments | US
Financial investments
Debt securities	$ 58,528		$ 52,974
Operating segments | US | Non-linked shareholder-backed
Financial investments
Debt securities	58,528		52,974
Operating segments | US | Non-linked shareholder-backed | Other
Financial investments
Debt securities	11,361		9,120
Operating segments | US | Non-linked shareholder-backed | Other | NAIC 1
Financial investments
Debt securities	7,797		6,376
Operating segments | US | Non-linked shareholder-backed | Other | NAIC 2
Financial investments
Debt securities	3,471		2,697
Operating segments | US | Non-linked shareholder-backed | Other | NAIC 3-6
Financial investments
Debt securities	93		47
Operating segments | US | Non-linked shareholder-backed | Other | Mortgage-backed securities
Financial investments
Debt securities	3,370
Operating segments | US | Non-linked shareholder-backed | Other | Mortgage-backed securities | NAIC 1
Financial investments
Debt securities	3,367
Operating segments | US | Non-linked shareholder-backed | Other | Mortgage-backed securities | NAIC 2
Financial investments
Debt securities	1
Operating segments | US | Non-linked shareholder-backed | Other | Mortgage-backed securities | NAIC 3-6
Financial investments
Debt securities	2
Operating segments | US | Non-linked shareholder-backed | Other | Mortgage-backed securities | Investment grade
Financial investments
Debt securities	3,180
Operating segments | US | Non-linked shareholder-backed | Other | Other securities
Financial investments
Debt securities	7,991
Operating segments | US | Non-linked shareholder-backed | Other | Other securities | NAIC 1
Financial investments
Debt securities	4,430
Operating segments | US | Non-linked shareholder-backed | Other | Other securities | NAIC 2
Financial investments
Debt securities	3,470
Operating segments | US | Non-linked shareholder-backed | Other | Other securities | NAIC 3-6
Financial investments
Debt securities	91
Operating segments | US | Non-linked shareholder-backed | Other | Other securities | NAIC 1 or 2
Financial investments
Debt securities	7,900
Operating segments | US | Non-linked shareholder-backed | AAA
Financial investments
Debt securities	1,154		864
Operating segments | US | Non-linked shareholder-backed | AA+ to AA-
Financial investments
Debt securities	10,300		9,403
Operating segments | US | Non-linked shareholder-backed | A+ to A-
Financial investments
Debt securities	15,229		13,100
Operating segments | US | Non-linked shareholder-backed | BBB+ to BBB-
Financial investments
Debt securities	$ 18,489		$ 18,667

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments are $90 million of lent securities as at 31 December 2019 (31 December 2018: $10,543 million, of which $107 million were from continuing operations).
[2]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1